CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable common stock, par value		$ 0.01
Redeemable common stock, shares issued		76,201,000	69,860,000
Redeemable common stock, outstanding		76,201,000	69,860,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	500,000,000	500,000,000
Common stock, shares issued	390,883,000	249,374,000	246,743,000
Common stock, shares outstanding	390,883,000	249,374,000	246,743,000
Assets	$ 1,701,734	$ 446,361	$ 402,794
Liabilities	551,456	421,591	353,822
Variable Interest Entity, Primary Beneficiary
Assets	455,900	287,900	160,000
Liabilities	$ 330,600	$ 174,000	$ 116,600